Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Trade and Other Liabilities

All figures in £ millions	2021	2020
Trade payables	351	340
Sales return liability	83	86
Social security and other taxes	13	17
Accruals	317	290
Deferred income	386	356
Interest payable	42	30
Other liabilities	159	157

	1,351	1,276
Less: non-current portion
Accruals	1	—
Deferred income	56	52
Other liabilities	38	28

	95	80

Current portion	1,256	1,196